Document And Entity Information	Oct. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	TransMedics Group, Inc.
Entity Central Index Key	0001756262
Entity Emerging Growth Company	false
Entity File Number	001-38891
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	83-2181531
Entity Address, Address Line One	200 Minuteman Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	552-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	TMDX
Security Exchange Name	NASDAQ